Not FDIC Insured May Lose Value No Bank Guarantee
1153-Q3PH

Schedule of Investments
(unaudited)
Franklin New York Intermediate-Term Tax-Free
Income Fund 2
Notes to Schedule of Investments 8

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited), June 30, 2022
Franklin New York Intermediate-Term Tax-Free Income Fund
Quarterly Schedule of Investment See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.7%
Florida 0.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. $ 4,968,000 $ 4,391,861
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1 T, 5.05%, 7/01/34 .......... 850,000 763,112
5,154,973
Georgia 0.4%
a
Development Authority of Rockdale County ,
AHPC Terraces at Fieldstone LLC, Revenue, 144A, 2021 A-1, 3.5%, 12/01/36 .... 1,000,000 798,463
AHPC Terraces at Fieldstone LLC, Revenue, 144A, 2021 A-2, 4.5%, 12/01/26 .... 1,945,000 1,814,355
2,612,818
Illinois 0.7%
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 4,000,000 4,029,176
GO, 2021 A, 5%, 3/01/28 ............................................ 750,000 809,548
4,838,724
New York 94.5%
Battery Park City Authority , Revenue, Senior Lien , 2019 B , Refunding , 5% , 11/01/38 .
3,750,000 4,252,633
Broome County Local Development Corp. , Good Shepherd Village at Endwell
Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/31 ................... 1,565,000 1,481,023
Buffalo & Erie County Industrial Land Development Corp. , D'Youville College , Revenue ,
2020 A , Refunding , 4% , 11/01/35 ...................................... 1,015,000 1,012,171
Buffalo Municipal Water Finance Authority , Revenue , 2020 B , Refunding , AGMC
Insured , 2.375% , 7/01/40 ............................................ 5,250,000 4,083,056
Build NYC Resource Corp. ,
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/23 ............ 100,000 101,012
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/24 ............ 120,000 121,609
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/25 ............ 110,000 111,390
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/26 ............ 110,000 111,103
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/27 ............ 100,000 100,742
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/28 ............ 100,000 100,084
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/29 ............ 100,000 99,258
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/30 ............ 100,000 98,247
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/31 ............ 100,000 97,121
New York Law School, Revenue, 2016, Refunding, 5%, 7/01/23 ............... 1,165,000 1,193,605
City of Long Beach , GO , 2020 A , 5% , 9/01/26 ..............................
1,370,000 1,461,262
City of New York ,
GO, 2015 A, Refunding, 5%, 8/01/26 ................................... 10,000,000 10,554,462
GO, 2016 A, Refunding, 5%, 8/01/26 ................................... 9,000,000 9,708,825
GO, 2018 E-1, 5.25%, 3/01/31 ........................................ 5,000,000 5,616,361
GO, 2019 D-1, 5%, 12/01/35 ......................................... 5,015,000 5,464,527
GO, 2020 D-1, 4%, 3/01/36 .......................................... 2,500,000 2,500,699
County of Allegany , GO , 2014 , Refunding , BAM Insured , 5% , 9/15/26 ............
1,245,000 1,321,101
County of Suffolk ,
GO, 2014, Refunding, AGMC Insured, 5%, 2/01/23 ......................... 5,045,000 5,139,104
GO, 2018 B, AGMC Insured, 4%, 10/15/30 ............................... 6,310,000 6,575,258
GO, 2018 B, AGMC Insured, 3.375%, 10/15/31 ........................... 6,370,000 6,346,996
Dutchess County Local Development Corp. ,
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/22 ...... 175,000 175,000
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/23 ...... 175,000 179,384
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/25 ...... 160,000 168,525
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/29 ...... 150,000 162,130
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/30 ...... 150,000 161,811
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/31 ...... 200,000 215,362
Nuvance Health Obligated Group, Revenue, 2019 B, Refunding, 5%, 7/01/26 ..... 1,015,000 1,080,622

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investment

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Gloversville Enlarged School District ,
GO, 2020, BAM Insured, 2%, 10/15/27 .................................. $ 2,230,000 $ 2,126,740
GO, 2020, BAM Insured, 2%, 10/15/28 .................................. 2,260,000 2,110,932
GO, 2020, BAM Insured, 2%, 10/15/31 .................................. 2,410,000 2,121,639
Grand Island Central School District ,
GO, 2016, 4%, 12/01/29 ............................................. 3,915,000 4,129,298
GO, 2016, 4%, 12/01/30 ............................................. 3,650,000 3,831,086
Haverstraw-Stony Point Central School District ,
GO, 2015, 5%, 10/15/25 ............................................. 850,000 885,070
GO, 2015, AGMC Insured, 5%, 10/15/31 ................................ 600,000 624,756
Hempstead Town Local Development Corp. ,
Hofstra University, Revenue, 2021 A, Refunding, 5%, 7/01/25 ................. 1,000,000 1,063,867
Hofstra University, Revenue, 2021 A, Refunding, 5%, 7/01/26 ................. 800,000 862,278
Hofstra University, Revenue, 2021 A, Refunding, 5%, 7/01/27 ................. 750,000 817,323
Hofstra University, Revenue, 2021 A, Refunding, 5%, 7/01/28 ................. 845,000 927,800
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/36 ................. 340,000 335,217
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/37 ................. 550,000 539,867
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/38 ................. 520,000 504,991
Long Island Power Authority ,
Revenue, 2012 B, 5%, 9/01/26 ........................................ 5,000,000 5,026,288
Revenue, 2019 A, 4%, 9/01/35 ........................................ 15,700,000 15,807,925
Revenue, 2019 A, 4%, 9/01/38 ........................................ 6,775,000 6,750,304
Revenue, 2020 A, Refunding, 5%, 9/01/35 ............................... 1,000,000 1,120,443
Revenue, 2021 A, Refunding, 5%, 9/01/30 ............................... 3,000,000 3,422,398
Metropolitan Transportation Authority ,
Revenue, 2003 A, AGMC Insured, 5.5%, 11/15/22 ......................... 8,765,000 8,886,869
Revenue, 2003 A, AGMC Insured, 5.5%, 11/15/23 ......................... 10,000,000 10,428,752
Revenue, 2013 E, Pre-Refunded, BAM Insured, 5%, 11/15/27 ................ 8,900,000 9,287,719
Revenue, 2017 C-1, Refunding, 5%, 11/15/26 ............................ 5,000,000 5,358,713
Revenue, 2017 C-2, Refunding, Zero Cpn ., 11/15/39 ....................... 15,000,000 7,023,929
Dedicated Tax Fund, Revenue, 2012 A, Refunding, Zero Cpn ., 11/15/32 ......... 50,000,000 34,406,240
Monroe County Industrial Development Corp. ,
Nazareth College of Rochester, Revenue, 2017 A, Refunding, 5%, 10/01/26 ...... 980,000 1,045,836
Nazareth College of Rochester, Revenue, 2017 A, Refunding, 5%, 10/01/27 ...... 1,035,000 1,113,160
Rochester City School District, Revenue, 2013, 5%, 5/01/26 .................. 5,000,000 5,130,489
Rochester City School District, Revenue, 2013, 5%, 5/01/29 .................. 9,645,000 9,896,712
Rochester City School District, Revenue, 2015, 5%, 5/01/29 .................. 1,175,000 1,260,284
University of Rochester, Revenue, 2013 A, Pre-Refunded, 5%, 7/01/25 .......... 5,445,000 5,623,670
University of Rochester, Revenue, 2013 A, Pre-Refunded, 5%, 7/01/27 .......... 6,220,000 6,424,100
New York City Health and Hospitals Corp. ,
Revenue, 2020 A, Refunding, 5%, 2/15/29 ............................... 4,510,000 5,097,753
Revenue, 2020 A, Refunding, 5%, 2/15/30 ............................... 2,500,000 2,853,821
b
New York City Housing Development Corp. , East 124th Street LLC , Revenue , 2008 A ,
LOC FHLMC , Mandatory Put , 2.1% , 10/01/29 ............................. 20,000,000 18,332,190
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/31 1,250,000 1,390,496
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 4%, 1/01/32 2,000,000 2,054,749
Yankee Stadium LLC, Revenue, 2020 A, Refunding, AGMC Insured, 3%, 3/01/39 .. 2,500,000 2,114,679
New York City Municipal Water Finance Authority ,
Water & Sewer System, Revenue, 2014 DD, ETM, 5%, 6/15/23 ............... 6,000,000 6,189,898
Water & Sewer System, Revenue, 2015 DD, Refunding, 5%, 6/15/29 ........... 7,790,000 8,199,551
Water & Sewer System, Revenue, 2015 GG, Pre-Refunded, 5%, 6/15/27 ........ 10,000,000 10,830,298
Water & Sewer System, Revenue, 2018 CC-1, 4%, 6/15/37 .................. 5,000,000 5,011,824
Water & Sewer System, Revenue, 2018 EE, Refunding, 5%, 6/15/30 ........... 5,000,000 5,444,704
Water & Sewer System, Revenue, 2018 FF, Refunding, 5%, 6/15/34 ............ 5,000,000 5,512,930

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investment See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City Transitional Finance Authority ,
Building Aid, Revenue, 2018 S-1, Refunding, 5%, 7/15/29 ................... $ 8,215,000 $ 9,101,444
Building Aid, Revenue, 2019 S-3A, Refunding, 5%, 7/15/34 .................. 10,000,000 11,008,655
Future Tax Secured, Revenue, 13, 5%, 11/01/22 .......................... 6,800,000 6,881,694
Future Tax Secured, Revenue, 2016 A-1, 5%, 8/01/28 ...................... 5,000,000 5,359,964
Future Tax Secured, Revenue, 2017 A-1, 5%, 5/01/40 ...................... 10,970,000 11,565,372
Future Tax Secured, Revenue, 2018 B-1, 4%, 8/01/35 ...................... 4,000,000 4,010,734
Future Tax Secured, Revenue, 2020 B-1, 4%, 11/01/41 ..................... 7,200,000 7,137,217
New York Convention Center Development Corp. , New York City Hotel Unit Fee ,
Revenue , 2015 , Refunding , 5% , 11/15/25 ................................ 2,250,000 2,433,208
New York Liberty Development Corp. ,
Revenue, 2021 A, Refunding, 1.9%, 11/15/31 ............................. 2,000,000 1,635,667
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 13,305,000 14,950,054
New York State Dormitory Authority ,
Revenue, 2009 A, AGMC Insured, 5%, 10/01/24 ........................... 105,000 105,291
Revenue, 2010 A, AGMC Insured, 5%, 10/01/23 ........................... 860,000 862,000
Revenue, 2011 A, 5%, 10/01/24 ....................................... 110,000 110,265
Revenue, 2012 A, AGMC Insured, 5%, 10/01/23 ........................... 6,425,000 6,474,490
Revenue, 2020 A, AGMC Insured, 5%, 10/01/34 ........................... 2,255,000 2,487,386
Board of Cooperative Educational Services of Oneida Herkimer & Madison Counties,
Revenue, 2016, Refunding, 5%, 8/15/28 ............................... 1,100,000 1,213,207
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/27 570,000 590,154
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/28 665,000 685,819
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/37 1,150,000 965,519
City of New York, Revenue, 2010 A, 3.625%, 5/15/23 ....................... 1,615,000 1,617,329
City of New York, Revenue, 2010 A, 3.75%, 5/15/24 ........................ 1,620,000 1,623,369
Fashion Institute of Technology, Revenue, 2007, NATL Insured, ETM, 5.25%, 7/01/22 1,250,000 1,250,000
a
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2015, Refunding,
5%, 12/01/45 ................................................... 900,000 907,731
a
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/32 ................................................... 1,000,000 1,044,441
Iona College, Revenue, 2022, Refunding, 5%, 7/01/23 ...................... 275,000 282,161
Iona College, Revenue, 2022, Refunding, 5%, 7/01/24 ...................... 285,000 296,291
Iona College, Revenue, 2022, Refunding, 5%, 7/01/25 ...................... 300,000 315,458
Iona College, Revenue, 2022, Refunding, 5%, 7/01/26 ...................... 325,000 344,638
Iona College, Revenue, 2022, Refunding, 5%, 7/01/27 ...................... 325,000 347,494
Iona College, Revenue, 2022, Refunding, 5%, 7/01/28 ...................... 275,000 295,122
Iona College, Revenue, 2022, Refunding, 5%, 7/01/29 ...................... 275,000 296,185
Iona College, Revenue, 2022, Refunding, 5%, 7/01/30 ...................... 325,000 350,128
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 2/01/34 ......... 300,000 301,440
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 8/01/34 ......... 375,000 376,516
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 2/01/35 ......... 300,000 300,321
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 8/01/35 ......... 300,000 300,121
Memorial Sloan-Kettering Cancer Center, Revenue, 1998, NATL Insured, 5.5%,
7/01/23 ........................................................ 6,495,000 6,618,015
Montefiore Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/01/31 ......... 1,350,000 1,394,172
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/33 ............... 12,000,000 13,159,859
New York University, Revenue, 2019 A, 5%, 7/01/37 ........................ 6,040,000 6,653,836
Northwell Health Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/01/27 .... 6,000,000 6,361,681
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/26 1,000,000 1,046,258
Rochester Institute of Technology, Revenue, 2012, Pre-Refunded, 4%, 7/01/26 .... 4,000,000 4,000,000
Rochester Institute of Technology, Revenue, 2019 A, 5%, 7/01/39 .............. 1,000,000 1,100,849
St. John's University, Revenue, 2021 A, Refunding, 5%, 7/01/25 ............... 750,000 799,010
St. John's University, Revenue, 2021 A, Refunding, 5%, 7/01/26 ............... 700,000 754,493
St. John's University, Revenue, 2021 A, Refunding, 4%, 7/01/29 ............... 500,000 522,409
St. John's University, Revenue, 2021 A, Refunding, 4%, 7/01/30 ............... 950,000 991,897
St. John's University, Revenue, 2021 A, Refunding, 4%, 7/01/31 ............... 2,250,000 2,305,484

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investment

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
St. Joseph's College, Revenue, 2021, 4%, 7/01/35 ......................... $ 200,000 $ 193,137
State of New York Personal Income Tax, Revenue, 2014 A, 5%, 2/15/25 ......... 5,000,000 5,233,478
State of New York Personal Income Tax, Revenue, 2016 D, Refunding, 5%, 2/15/27 10,000,000 10,934,676
State of New York Personal Income Tax, Revenue, 2017 A, 4%, 2/15/33 ......... 9,995,000 10,152,848
State of New York Personal Income Tax, Revenue, 2017 A, Pre-Refunded, 4%,
2/15/33 ........................................................ 5,000 5,364
State of New York Personal Income Tax, Revenue, 2018 A, Refunding, 5.25%,
3/15/37 ........................................................ 7,000,000 7,835,088
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/32 ................. 7,000,000 7,609,629
State of New York Sales Tax, Revenue, 2018 A, 5%, 3/15/42 ................. 10,000,000 10,742,146
State University Construction Fund, Revenue, 2005 A, NATL Insured, 5.5%, 5/15/24 7,790,000 8,300,920
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/29 ........................................................ 1,000,000 1,097,508
State University of New York Dormitory Facilities, Revenue, 2018 A, 5%, 7/01/33 .. 1,000,000 1,124,353
New York State Environmental Facilities Corp. , State of New York State Revolving
Fund , Revenue , 2018 B , 5% , 6/15/35 ................................... 5,000,000 5,547,200
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/37 ........................................ 7,000,000 6,829,517
Revenue, K, Refunding, 5%, 1/01/28 ................................... 10,000,000 10,636,525
Revenue, K, Refunding, 5%, 1/01/29 ................................... 10,000,000 10,624,048
Revenue, L, Refunding, 5%, 1/01/32 ................................... 1,750,000 1,930,337
New York State Urban Development Corp. ,
State of New York Personal Income Tax, Revenue, 2017 A, Refunding, 5%, 3/15/30 10,000,000 11,021,320
State of New York Sales Tax, Revenue, 2019 A, Refunding, 5%, 3/15/38 ......... 5,120,000 5,583,878
New York Transportation Development Corp. ,
Delta Air Lines, Inc., Revenue, 2018, 5%, 1/01/30 .......................... 150,000 153,893
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/34 ............ 750,000 695,402
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/41 ............ 1,000,000 878,634
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/29 ... 500,000 530,633
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/30 ... 150,000 159,240
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/31 ... 400,000 422,220
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/24 ... 1,000,000 1,052,943
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/27 ... 875,000 940,159
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/28 ... 1,865,000 1,987,181
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/29 ... 3,150,000 3,382,610
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/30 ... 5,135,000 5,507,880
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/31 ... 2,350,000 2,530,534
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/32 ... 2,365,000 2,505,885
Niagara Falls Public Water Authority , Revenue , 2013 A , Pre-Refunded , BAM Insured ,
5% , 7/15/29 ...................................................... 7,060,000 7,300,676
Onondaga Civic Development Corp. ,
Le Moyne College, Revenue, 2021, 5%, 7/01/29 ........................... 330,000 359,658
Le Moyne College, Revenue, 2021, 5%, 7/01/30 ........................... 320,000 349,105
Le Moyne College, Revenue, 2022, Refunding, 5%, 7/01/26 .................. 535,000 572,276
Le Moyne College, Revenue, 2022, Refunding, 5%, 7/01/28 .................. 595,000 646,205
Le Moyne College, Revenue, 2022, Refunding, 5%, 7/01/30 .................. 655,000 715,047
Onondaga County Trust for Cultural Resources , Syracuse University , Revenue , 2019 ,
Refunding , 5% , 12/01/38 ............................................ 5,000,000 5,437,592
Port Authority of New York & New Jersey ,
Revenue, 184th, 5%, 9/01/25 ......................................... 2,655,000 2,810,191
Revenue, 184th, 5%, 9/01/28 ......................................... 3,250,000 3,436,444
Revenue, 194th, Refunding, 5%, 10/15/28 ............................... 9,085,000 9,783,051
Revenue, 209th, Refunding, 5%, 7/15/34 ................................ 15,000,000 16,678,288
Revenue, 223, Refunding, 5%, 7/15/25 ................................. 1,800,000 1,928,059
St. Lawrence County Industrial Development Agency ,
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/31 ............... 100,000 109,896

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investment See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
St. Lawrence County Industrial Development Agency, (continued)
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/33 ............... $ 270,000 $ 292,446
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/30 ............... 225,000 247,292
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/31 ............... 200,000 219,792
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/32 ............... 200,000 217,937
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/33 ............... 230,000 249,121
Suffolk County Water Authority , Revenue , 2018 A , 3.25% , 6/01/43 ...............
5,000,000 4,395,793
Suffolk Tobacco Asset Securitization Corp. ,
Revenue, 2021 A-2, Refunding, 5%, 6/01/28 ............................. 2,200,000 2,344,944
Revenue, 2021 A-2, Refunding, 5%, 6/01/29 ............................. 2,250,000 2,410,514
Revenue, 2021 A-2, Refunding, 5%, 6/01/30 ............................. 1,500,000 1,613,627
Revenue, 2021 A-2, Refunding, 5%, 6/01/31 ............................. 1,250,000 1,349,400
Syracuse Regional Airport Authority ,
Revenue, 2021, Refunding, 5%, 7/01/29 ................................. 1,275,000 1,385,474
Revenue, 2021, Refunding, 5%, 7/01/30 ................................. 1,415,000 1,538,592
Revenue, 2021, Refunding, 5%, 7/01/31 ................................. 1,000,000 1,087,051
Triborough Bridge & Tunnel Authority ,
Revenue, 2008 B-3, 5%, 11/15/34 ..................................... 3,480,000 3,735,409
Revenue, 2013 A, Refunding, Zero Cpn ., 11/15/30 ......................... 14,175,000 10,210,971
Revenue, 2018 D, 5%, 11/15/33 ....................................... 1,300,000 1,475,802
Revenue, 2021 A, 5%, 11/01/25 ....................................... 2,500,000 2,720,863
Troy Capital Resource Corp. ,
Revenue, 2021, Refunding, 5%, 9/01/28 ................................. 275,000 301,575
Revenue, 2021, Refunding, 4%, 9/01/30 ................................. 400,000 413,283
Revenue, 2021, Refunding, 4%, 9/01/31 ................................. 235,000 240,841
Revenue, 2021, Refunding, 4%, 9/01/32 ................................. 350,000 354,884
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/33 ...... 3,000,000 3,248,028
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/36 ...... 2,000,000 2,139,502
Trust for Cultural Resources of The City of New York (The) ,
Juilliard School (The), Revenue, 2018 A, Refunding, 5%, 1/01/33 .............. 2,700,000 3,060,967
Lincoln Center for the Performing Arts, Inc., Revenue, 2016 A, Refunding, 5%,
12/01/26 ....................................................... 2,500,000 2,767,842
Lincoln Center for the Performing Arts, Inc., Revenue, 2020 A, Refunding, 5%,
12/01/32 ....................................................... 1,000,000 1,137,826
Whitney Museum of American Art, Revenue, 2021, Refunding, 5%, 7/01/31 ...... 5,000,000 5,729,614
Utility Debt Securitization Authority , Revenue , 2016 A , Refunding , 5% , 12/15/26 .....
5,000,000 5,350,353
Westchester County Local Development Corp. , Westchester County Health Care Corp.
Obligated Group , Revenue , 2016 , Refunding , 5% , 11/01/25 .................. 1,000,000 1,052,533
692,824,869
South Carolina 0.6%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,700,000 1,362,060
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,700,000 1,360,617
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/25 .................................. 2,000,000 1,912,395
4,635,072
Texas 0.5%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/24 175,000 181,589
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/25 170,000 178,444
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/26 225,000 238,193
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/27 200,000 213,247
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-1 , 4.5% , 12/01/37 ........... 3,000,000 2,530,090
3,341,563

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investment

See Abbreviations on page 9.
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ $ 1,700,000 $ 1,360,850
Wisconsin 0.9%
a
Public Finance Authority ,
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021, 4.5%, 12/01/26 ......... 1,160,000 1,077,443
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 1,570,000 1,250,224
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 4,500,000 4,463,612
6,791,279
U.S. Territories 0.2%
Puerto Rico 0.2%
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, NATL Insured, 5.25%, 7/01/32 ................. 880,000 896,018
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/34 ................ 280,000 286,412
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 540,000 551,366
1,733,796
Total U.S. Territories .................................................................... 1,733,796
Total Municipal Bonds (Cost $752,436,437) .....................................
723,293,944
a a a a
Short Term Investments 0.3%
Municipal Bonds 0.3%
New York 0.3%
c
City of New York , GO , 2014 I-2 , SPA JPMorgan Chase Bank NA , Daily VRDN and Put ,
0.65% , 3/01/40 ................................................... 2,200,000 2,200,000
Total Municipal Bonds (Cost $2,200,000) .......................................
2,200,000
Total Short Term Investments (Cost $2,200,000 ) .................................
2,200,000
a
Total Investments (Cost $754,636,437) 99.0% ...................................
$725,493,944
Other Assets, less Liabilities 1.0% .............................................
7,436,197
Net Assets 100.0% ...........................................................
$732,930,141
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the aggregate value of these securities was $19,284,776, representing 2.6% of net assets.
b
The maturity date shown represents the mandatory put date.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Franklin New York Intermediate-Term Tax-Free Income Fund
(Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S.
GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

Franklin New York Tax-Free Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
At June 30, 2022, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
ETM
Escrowed to Maturity
FHA
Federal Housing Administration
FHLMC
Federal Home Loan Mortgage Corp.
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
3. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.